Investments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 21,836	$ 32,445
Property, plant and equipment	136,285	153,424	$ 130,169
Total assets	181,645	217,067
Current liabilities	31,460	33,860
Non-current liabilities	90,835	104,232
Shareholders' equity	59,350	78,975	69,836	$ 69,812
Total liabilities and equity	181,645	217,067
Sales Revenue	91,416	102,409	124,474
Net income for the year	7,605	24,995	36,755
Increase (decrease) in cash and cash equivalents	(9,456)	4,731	(2,484)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	244	392	344	$ 405
Net income for the year	77	111	$ 132
Fidc [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	14,839	7,803
Property, plant and equipment		1
Total assets	14,839	7,804
Current liabilities	13	8
Shareholders' equity	14,826	7,796
Total liabilities and equity	14,839	7,804
Net income for the year	1,317	1,203
Increase (decrease) in cash and cash equivalents	203	(1,133)
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	156	260
Property, plant and equipment	246	314
Other non-current assets	4	4
Total assets	406	578
Current liabilities	159	250
Non-current liabilities	186	224
Shareholders' equity	61	104
Total liabilities and equity	406	578
Sales Revenue	313	349
Net income for the year	85	153
Increase (decrease) in cash and cash equivalents	$ (51)	$ 39